COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of maturity analysis for commitments
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2018 and 2017.

December 31, 2018	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,255	2,255	2,255	—	—	—
Accounts payable and accrued liabilities	3,052	3,052	3,052	—	—	—
Long-term debt	14,290	14,404	900	2,350	2,442	8,712
Other long-term financial liabilities	38	38	1	24	5	8
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,341	1,045	296	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,473)	(1,146)	(327)	—	—
Equity derivative instruments	—	(92)	(92)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	6,920	—	—	1,392	5,528
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,254)	—	—	(1,842)	(6,412)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,560	1,560	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,601)	(1,601)	—	—	—
Bond forwards	—	87	87	—	—	—
Net carrying amount of derivatives (asset)	(1,500)
	18,135	18,237	6,061	2,343	1,997	7,836

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Below is a summary of the repayment of our senior notes during 2018 and 2017. The associated debt derivatives for the 2018 repayment were settled at maturity. There were no debt derivatives associated with the 2017 repayments.

(In millions of dollars)
Maturity date	Notional amount (US$)	Notional amount (Cdn$)

2018 repayments
April 2018	1,400	1,761

2017 repayments
March 2017	—	250
June 2017	—	500
Total for 2017	—	750

In April 2018, we repaid the entire outstanding principal amount of our US$1.4 billion ($1.8 billion) 6.8% senior notes otherwise due in August 2018. At the same time, the associated debt derivatives were settled for net proceeds received of $326 million. As a result, we repaid a net amount of $1.5 billion including settlement of the associated debt derivatives, which was separately funded through our US CP program and our bank credit facility. For the year ended December 31, 2018, we recognized a $28 million loss on repayment of long-term debt reflecting our obligation to pay redemption premiums upon repayment (see note 10).
PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2018.

(In millions of dollars)
2019	900
2020	900
2021	1,450
2022	600
2023	1,842
Thereafter	8,712
Total long-term debt	14,404
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2018.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Operating leases	208	312	172	287	979
Player contracts [1]	63	8	14	—	85
Purchase obligations [2]	448	332	202	80	1,062
Program rights [3]	667	1,048	1,079	1,346	4,140

Total commitments	1,386	1,700	1,467	1,713	6,266

[1]	Player contracts are Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.

[2]	Purchase obligations are the contractual obligations under service, product, and wireless device contracts to which we have committed.

[3]	Program rights are the agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of commitments
Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2018

Acquisition of property, plant and equipment	244
Acquisition of intangible assets	183
Commitments related to associates and joint ventures	383

Total other commitments	810